METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)
A PROFESSIONAL LIMITED LIABILITY COMPANY
ATTORNEYS, MEDIATORS & COUNSELORS

Steven C. Metzger
Direct Dial 214-740-5030
smetzger@pmklaw.com
3626 N. Hall Street, Suite 800
Dallas, Texas 75219-5133
214-969-7600
www.pmklaw.com

Facsimile 214-523-3838
214-969-7635

May 10, 2006
Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:	The Heritage Organization, Inc.; Commission File No. 000-21951; CIK No. 0001025843 – Form 8-K Current Report for Event Occurring March 1, 2006
Gentlemen:
     On behalf of The Heritage Organization, Inc., we are delivering under the EDGAR system for filing an original Form 8-K Current Report for event occurring on March 1, 2006.
     If you would like to discuss any matter concerning this filing, please do not hesitate to contact the undersigned at 214-740-5030 direct.

Very truly yours,
/s/ Steven C. Metzger
Steven C. Metzger

SCM:ag
Enclosures

cc:	The Heritage Organization, Inc. P.O. Box 910 Addison, Texas 75001 Attn: Vickie A. Walker, Secretary, Chief Executive Officer and Chief Financial Officer